Consolidated Statements of Operations - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues (note 22)	$ 4,904	$ 24,633	$ 22,313
Expenses
Cost of sales and other production expenses (note 7)	2,763	25,707	3,689
Research and development expenses (note 23a)	75,114	84,858	93,523
Administration, selling and marketing expenses	45,283	29,448	29,563
Bad debt expense (note 22)			20,491
Loss (gain) on foreign exchange	(1,451)	4,696	(781)
Finance costs (note 23b)	14,056	22,041	7,889
Loss (gain) on extinguishments of liabilities (notes 16,19)	92,374	(33,626)	4,191
Change in fair value of financial instruments measured at fair value through profit or loss (note 15)	(1,140)	1,000
Impairment losses (note 25)	12,366	149,952
Share of losses of an associate (note 12)		22
Net income (loss) from continuing operations before taxes	(234,461)	(259,465)	(136,252)
Income tax recovery on continuing operations (note 26)	(237)	(19,637)	(14,302)
Net loss from continuing operations	(234,224)	(239,828)	(121,950)
Discontinued operations, net of taxes
Gain on sale of subsidiaries (note 5)	26,346
Net income from discontinued operations (note 5)	1,125	1,932	1,914
Net loss	(206,753)	(237,896)	(120,036)
Net income (loss) attributable to:
Non-controlling interests - continuing operations (note 20)	(1,044)	(42,530)	(10,305)
Owners of the parent
- Continuing operations	(233,180)	(197,298)	(111,645)
- Discontinued operations	27,471	1,932	1,914
Total Net loss attributable to owners of the parent from continuing and discontinued operations	(205,709)	(195,366)	(109,731)
Net loss	$ (206,753)	$ (237,896)	$ (120,036)
Attributable to the owners of the parent basic and diluted (note 27):
From continuing operations	$ (14.52)	$ (238.28)	$ (140.26)
From discontinued operations	1.71	2.33	2.40
Total loss per share	$ (12.81)	$ (235.95)	$ (137.85)
Weighted average number of outstanding shares (in thousands) (note 27)	16,062	828	796